Revenue Classified by Geographical Area (Tables)	6 Months Ended
Jun. 30, 2018
Revenue Classified by Geographical Area [Abstract]
Schedule of revenue composition
	Three months ended		Six months ended
	June 30,		June 30,
	2018	2017	2018	2017
	Unaudited
	U.S. dollars in thousands

Asia	$-	$-	$362	$-
Latin America	-	-	-	754
Other	25	35	50	78
	$25	$35	$412	$832